Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Oct. 31, 2025
Disclosure of internal credit grades [line items]
ECL allowance	$ 22	$ 23
Residential mortgages	287,585	287,033
Business and government loans	240,405	237,416
Expected credit loss allowance on debt securities classified at amortized cost	50	52
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Residential mortgages	1,436	1,315
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	1	2
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	4	3
Business and government loans	$ 678	$ 560